Dec. 30, 2025
American Funds Retirement Income Portfolio – Moderate | American Funds Retirement Income Portfolio – Moderate
Investment objectives
The fund strives for the balanced accomplishment of three investment objectives: current income, long-term growth of capital and conservation of capital.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds, Capital Group KKR Public-Private+ Funds, and/or Emerging Markets Equities Fund, Inc. (collectively “Capital Group Funds”). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 44 of the prospectus and on page 88 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	R-1
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	1.00%
Other expenses	0.04	0.04	0.03	0.11	0.10%	0.02%	0.03
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	0.59	1.33	0.57	0.65	0.39	0.31	1.32

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.20	0.19	0.13	0.07	0.21%	0.07%	0.02%
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	1.24	1.08	0.92	0.61	0.50	0.36	0.31
Fee waiver	none	none	none	none	0.03[2]	none	none
Total annual fund operating expenses after fee waiver	1.24	1.08	0.92	0.61	0.47	0.36	0.31

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2] The fund’s transfer agent is currently waiving a portion of its fee, which reduces other expenses. This waiver will be in effect through at least January 1, 2027. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	R-1	R-2	R-2E
1 year	$632	$235	$307	$66	$40	$32	$134	$126	$110
3 years	753	421	428	208	125	100	418	393	343
5 years	885	729	560	362	219	174	723	681	595
10 years	1,270	1,398	946	810	493	393	1,590	1,500	1,317

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$94	$62	$48	$37	$32		1 year	$135
3 years	293	195	157	116	100		3 years	421
5 years	509	340	277	202	174		5 years	729
10 years	1,131	762	625	456	393		10 years	1,398

For the share classes listed to the right, you would pay the following if you did not redeem your shares:

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$94	$62	$48	$37	$32		1 year	$135
3 years	293	195	157	116	100		3 years	421
5 years	509	340	277	202	174		5 years	729
10 years	1,131	762	625	456	393		10 years	1,398

Portfolio turnover

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal investment strategies

The fund is intended primarily for investors who are already in retirement or plan to retire in the near future and who are seeking an investment for use with a periodic withdrawal program. In some cases, all or a portion of any distribution from the fund may include the investor’s original investment. The American Funds Retirement Income Portfolio – Moderate (“Moderate Portfolio” or the “fund”) is designed for investors who desire a balanced approach to downside risk, income and growth of capital. The fund is not designed to be the sole option for the investor’s retirement income needs nor is there any guarantee that the fund will provide adequate income through retirement.

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in varying combinations and weightings over time. The underlying American Funds will typically seek to generate income from their investments and will primarily consist of equity-income, fixed-income and balanced funds. The fund may also invest in growth-and-income funds. Through its investments in the underlying funds, the fund will have significant exposure to dividend-paying and growth-oriented common stocks and to fixed-income securities.

The Moderate Portfolio currently plans to invest about equally in underlying funds that invest significantly in stocks and other equity securities and bonds and other fixed-income securities. The fund will seek exposure to investments outside the United States as well as in the United States. The investment adviser believes that exposure to investments outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of quality and of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its primary objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the Moderate Portfolio’s investment objectives of providing current income, long-term growth of capital and conservation of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objectives.

The fund is one of a suite of three American Funds Retirement Income Portfolios designed to help investors in or near retirement with a withdrawal program. The three portfolios are designed to provide investors with the ability to produce cash flows from their investments in the portfolio over an extended period of time along a variation of risk profiles. The American Funds Retirement Income Portfolio – Conservative (the “Conservative Portfolio”) seeks to provide the lowest downside risk of the three portfolios, which normally results in a comparatively lower level of income and potential for growth of capital. The American Funds Retirement Income Portfolio – Enhanced (the “Enhanced Portfolio”) seeks somewhat higher income and long-term growth of capital, but also entails potentially greater volatility, which results in higher potential downside risk. The Moderate Portfolio offers investors an intermediate investment option, seeking greater current income and long-term growth than the Conservative Portfolio, with potentially less volatility and downside risk relative to the Enhanced Portfolio.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Calendar year total returns for Class F-2 shares (Class F-2 shares are not subject to sales charges.)

Highest/Lowest quarterly results during this period were:

Highest 8.56% (quarter ended December 31, 2023)

Lowest -9.97% (quarter ended March 31, 2020)

The fund's total return for the nine months ended September 30, 2025, was 13.01%.

Average annual total returns For the periods ended December 31, 2024:

Average annual total returns For the periods ended December 31, 2024:
Share class	Inception date	1 year	5 years	Lifetime
F-2 − Before taxes	8/28/2015	9.36%	5.48%	6.27%
− After taxes on distributions		8.14	4.23	5.15
− After taxes on distributions and sale of fund shares		5.83	3.93	4.68

Share classes (before taxes)	Inception date	1 year	5 years	Lifetime
A (with maximum sales charge)	8/28/2015	2.88%	4.02%	5.37%
C	8/28/2015	7.38	4.50	5.40
F-1	8/28/2015	9.08	5.22	6.01
F-3	1/27/2017	9.38	5.56	6.19
R-1	8/28/2015	8.30	4.46	5.30
R-2	8/28/2015	8.47	4.65	5.52
R-2E	8/28/2015	8.73	4.88	5.87
R-3	8/28/2015	8.85	5.01	5.85
R-4	8/28/2015	9.14	5.24	6.04
R-5E	11/20/2015	9.31	5.46	6.13
R-5	8/28/2015	9.38	5.49	6.25
R-6	8/28/2015	9.45	5.57	6.34

Indexes	1 year	5 years	Lifetime (from Class F-2 inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	25.02%	14.53%	14.34%
S&P Target Date Retirement Income Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.54	3.62	4.48
Bloomberg US Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.25	–0.33	1.39

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).